Impairment losses of financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment losses of financial assets
Loss on impairment adjustment of loans and advances to customers	R$ 2,059,595	R$ 1,718,520	R$ 1,140,756
Recovery of written-off credits	(282,160)	(167,471)	(53,825)
Others impairment losses on financial assets	22,017	(9,465)	(3,694)
Impairment loss (reversal of impairment loss) recognised in profit or loss	R$ 1,799,452	R$ 1,541,584	R$ 1,083,237